Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Operating loss and tax credit carryforwards
Undistributed earnings for which U.S. deferred income taxes or foreign withholding tax have been provided	$ 696
Undistributed earnings for which U.S. deferred income taxes or foreign withholding tax have not been provided	6,410
Income taxes paid, net of refunds	116,028	141,488	100,657
Expire through fiscal 2015
Operating loss and tax credit carryforwards
Tax credit and net operating loss carryforwards	833
Expire in fiscal 2016 through fiscal 2020
Operating loss and tax credit carryforwards
Tax credit and net operating loss carryforwards	1,014
Expire in fiscal 2021 through fiscal 2025
Operating loss and tax credit carryforwards
Tax credit and net operating loss carryforwards	3,040
Expire in fiscal 2026 through fiscal 2030
Operating loss and tax credit carryforwards
Tax credit and net operating loss carryforwards	3,436
Expire in fiscal 2031 through fiscal 2035
Operating loss and tax credit carryforwards
Tax credit and net operating loss carryforwards	792
Indefinite
Operating loss and tax credit carryforwards
Tax credit and net operating loss carryforwards	320
Alternative minimum tax credits	129
Expire through fiscal 2016
Operating loss and tax credit carryforwards
Capital loss carryforwards	2,393
State
Operating loss and tax credit carryforwards
Tax credit carryforwards	6,273
Net operating loss carryforwards	$ 3,291